UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2015 to December 31, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2015 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

COMMON STOCK
Australia — 0.7%
Westfield Corp.[1]	158,305	$1,089

Belgium — 0.5%
KBC Groep NV	13,130	821

Brazil — 0.7%
Ambev SA ADR	82,300	367
Banco do Brasil SA	54,500	203
BTG Pactual Group	36,400	138
JBS SA	90,200	282
Light SA	16,600	41
Porto Seguro SA	8,400	61

		1,092

Canada — 1.3%
Baytex Energy Corp.	128,063	415
Imperial Oil Ltd.	49,430	1,610

		2,025

China — 5.1%
Alibaba Group Holding Ltd. ADR[2]	3,300	268
Bank of China Ltd., Class H	1,602,000	711
Belle International Holdings Ltd.	176,000	132
Changyou.com Ltd. ADR[2]	3,700	92
China Communications Construction Co. Ltd., Class H	208,000	211
China Construction Bank Corp., Class H	698,000	476
China Everbright Bank Co. Ltd., Class H	631,000	305
China Lumena New Materials Corp.[2,3,4]	196,000	—
China Mobile Ltd. ADR	11,900	670
China Petroleum & Chemical Corp., Class H	1,126,000	676
China Railway Construction Corp. Ltd., Class H	118,500	146
China Railway Group Ltd., Class H	64,000	48
China Southern Airlines Co. Ltd., Class H	180,000	139
Datang International Power Generation Co. Ltd., Class H	170,000	51
Dongfeng Motor Group Co. Ltd., Class H	250,000	331
GOME Electrical Appliances Holding Ltd.	1,251,000	207
Great Wall Motor Co. Ltd., Class H	25,500	30
Guangzhou R&F Properties Co. Ltd., Class H	195,200	239
Huabao International Holdings Ltd.	131,000	47
Industrial & Commercial Bank of China, Class H	308,000	185
JA Solar Holdings Co. Ltd. ADR[2]	13,200	128
Jiangnan Group Ltd.	388,000	76

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

China — (continued)
JinkoSolar Holding Co. Ltd. ADR[2]	7,700	$213
KWG Property Holding Ltd.	125,000	92
NetEase Inc. ADR	1,000	181
New Oriental Education & Technology Group ADR	5,000	157
PetroChina Co. Ltd., Class H	114,000	75
PICC Property & Casualty Co. Ltd., Class H	34,000	67
Poly Property Group Co. Ltd.	137,000	44
Shenzhen Investment Ltd.	514,000	239
Shimao Property Holdings Ltd.	137,000	242
Sihuan Pharmaceutical Holdings Group Ltd.[3,4]	247,000	62
Skyworth Digital Holdings Ltd.	427,915	278
Tencent Holdings Ltd.	37,000	725
Zhejiang Expressway Co. Ltd., Class H	188,000	225

		7,768

Czech Republic — 0.1%
CEZ AS	6,716	120

France — 11.1%
BNP Paribas SA	34,281	1,940
Engie SA	180,825	3,203
Legrand SA	47,857	2,707
Sanofi-Aventis SA	27,777	2,367
Schneider Electric SE	41,684	2,368
Technip SA	32,699	1,626
Total SA	63,779	2,859

		17,070

Germany — 3.7%
Bayer AG	12,862	1,606
Linde AG	13,360	1,930
SAP SE	26,028	2,066

		5,602

India — 0.9%
Dr Reddy’s Laboratories Ltd.	9,900	465
ICICI Bank Ltd. ADR	68,400	536
Infosys Ltd. ADR	10,600	177
Tata Motors Ltd. ADR[2]	5,100	150

		1,328

Indonesia — 0.2%
Adhi Karya Persero Tbk PT	471,700	72
Bank Negara Indonesia Persero Tbk PT	220,300	79
Indofood Sukses Makmur Tbk PT	286,100	107

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Indonesia — (continued)
Kalbe Farma Tbk PT	401,900	$38

		296

Ireland — 0.5%
Ryanair Holdings PLC ADR	9,300	804

Japan — 13.5%
East Japan Railway Co.	37,100	3,494
Hitachi Ltd.	568,000	3,218
Japan Airlines Co. Ltd.	49,500	1,772
KDDI Corp.	169,500	4,402
Nikon Corp.	165,400	2,215
Shin-Etsu Chemical Co. Ltd.	17,300	941
Sumitomo Mitsui Financial Group Inc.	50,300	1,898
Toyota Motor Corp.	43,900	2,703

		20,643

Malaysia — 0.1%
UMW Holdings Bhd	59,600	109

Mexico — 0.9%
Alfa SAB de CV, Class A	129,500	256
Arca Continental SAB de CV	28,300	172
Gruma SAB de CV, Class B	19,200	269
Kimberly-Clark de Mexico SAB de CV, Class A	105,000	246
Wal-Mart de Mexico SAB de CV	164,600	416

		1,359

Netherlands — 6.0%
Akzo Nobel NV	65,496	4,377
PostNL NV2	240,801	913
RELX NV	236,467	3,983

		9,273

Philippines — 0.1%
Megaworld Corp.	539,000	49
Universal Robina Corp.	20,390	80

		129

Poland — 0.5%
PGE Polska Grupa Energetyczna SA	64,654	209
Polski Koncern Naftowy Orlen SA	15,497	267
Powszechny Zaklad Ubezpieczen SA	18,665	161
Tauron Polska Energia SA	89,662	66

		703

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Qatar — 0.1%
Barwa Real Estate Co.	15,187	$166

Russia — 0.7%
Gazprom PAO ADR	49,736	185
Lukoil PJSC ADR	14,055	455
PhosAgro OAO GDR	10,608	136
Sberbank of Russia ADR	3,671	22
Surgutneftegas OAO ADR	64,343	298

		1,096

South Africa — 1.0%
FirstRand Ltd.	172,118	470
Liberty Holdings Ltd.	4,589	34
MMI Holdings Ltd.	128,387	182
Netcare Ltd.	38,636	85
Redefine Properties Ltd.[1]	66,773	42
Sanlam Ltd.	52,015	204
Sibanye Gold Ltd.	85,744	130
Steinhoff International Holdings Ltd.	53,173	270
Vodacom Group Ltd.	13,290	131

		1,548

South Korea — 3.9%
Amorepacific Corp.	1,055	370
BNK Financial Group Inc.	7,029	50
CJ Corp.	587	125
Daesang Corp.	2,050	56
Dongbu Insurance Co. Ltd.	5,426	325
GS Retail Co. Ltd.	4,615	210
Hanwha Corp.	3,204	106
Heung-A Shipping Co. Ltd., Class A	34,089	55
Hyosung Corp.	876	87
Hyundai Marine & Fire Insurance Co. Ltd.	7,863	241
Hyundai Mobis	1,879	393
KB Financial Group Inc.	7,467	210
Kia Motors Corp.	6,563	293
Korea Electric Power Corp.	13,804	585
KT&G Corp.	4,847	431
LG Display Co. Ltd.	12,185	252
LG Household & Health Care Ltd.	311	276
NongShim Co. Ltd.	486	182
Samsung Electronics Co. Ltd.	1,463	1,560
SK Hynix Inc.	4,600	119

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

South Korea — (continued)
SK Telecom Co. Ltd. ADR	800	$16
Tovis Co. Ltd.	7,960	57
Woori Bank	4,352	33

		6,032

Spain — 1.6%
CaixaBank SA	503,854	1,754
Tecnicas Reunidas SA	19,461	736

		2,490

Switzerland — 12.0%
Aryzta AG2	37,276	1,886
Cie Financiere Richemont SA	23,790	1,703
Clariant AG2	70,071	1,329
Givaudan SA2	253	459
Novartis AG	37,158	3,196
Roche Holding AG	12,828	3,555
UBS Group AG2	177,515	3,443
Zurich Insurance Group AG2	10,811	2,777

		18,348

Taiwan — 2.2%
Chicony Electronics Co. Ltd.	52,215	114
Chong Hong Construction Co. Ltd.	25,000	36
Compal Electronics Inc.	145,000	81
Coretronic Corp.	101,000	83
HON HAI Precision Industry Co. Ltd.	289,150	708
Innolux Corp.	505,000	152
Inventec Corp.	163,000	106
Lite-On Technology Corp.	114,470	111
MediaTek Inc.	9,000	68
Pegatron Corp.	196,000	426
Pou Chen Corp.	47,000	61
Powertech Technology Inc.	89,000	175
President Chain Store Corp.	10,000	63
Radiant Opto-Electronics Corp.	50,000	114
Ruentex Development Co. Ltd.	102,000	133
Taiwan PCB Techvest Co. Ltd.	101,000	100
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	26,200	596
Wan Hai Lines Ltd.	131,000	72
Wistron Corp.	79,967	45
WPG Holdings Ltd.	198,000	188

		3,432

Thailand — 0.7%
Bangchak Petroleum PCL	153,900	140

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Thailand — (continued)
Bangkok Dusit Medical Services PCL	533,500	$330
Bangkok Expressway PCL[3,4]	122,400	154
PTT PCL	54,600	368
Sansiri PCL	1,318,100	55
Thanachart Capital PCL	89,100	90

		1,137

Turkey — 0.8%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS1	73,403	65
Eregli Demir ve Celik Fabrikalari TAS	123,602	129
Ford Otomotiv Sanayi AS	5,075	53
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	130,233	48
TAV Havalimanlari Holding AS	20,413	127
Tupras Turkiye Petrol Rafinerileri AS2	23,553	562
Turk Hava Yollari AO2	47,802	121
Turk Traktor ve Ziraat Makineleri AS	3,350	80

		1,185

United Arab Emirates — 0.3%
DAMAC Properties Dubai Co. PJSC	267,168	167
Dubai Islamic Bank PJSC	94,916	159
Emaar Properties PJSC	48,080	74
First Gulf Bank PJSC	37,818	130

		530

United Kingdom — 22.2%
Aviva PLC	465,583	3,534
Balfour Beatty PLC	336,569	1,341
Barclays PLC[2]	940,640	3,027
British American Tobacco PLC	79,035	4,389
Carnival PLC	46,456	2,646
Diageo PLC	79,977	2,184
GlaxoSmithKline PLC	122,013	2,464
HSBC Holdings PLC	432,400	3,419
International Consolidated Airlines Group SA	169,016	1,520
Lloyds Banking Group PLC	2,579,675	2,776
Michael Page International PLC	107,622	769
SSE PLC	167,461	3,760
Vodafone Group PLC	677,832	2,198

		34,027

Total Common Stock
(Cost $147,736) — 91.4%		140,222

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

PREFERRED STOCK
Germany — 2.6%
Volkswagen AG	27,327	$3,945

Total Preferred Stock
(Cost $5,164) — 2.6%		3,945

EXCHANGE TRADED FUND
WisdomTree India Earnings Fund	77,200	1,533

Total Exchange Traded Fund
(Cost $1,545) — 1.0%		1,533

PREFERENCE STOCK
Brazil — 0.4%
Bradespar SA	85,800	108
Braskem SA	25,900	181
Cia Energetica de Minas Gerais	21,600	33
Cia Energetica de Sao Paulo	14,800	50
Cia Paranaense de Energia	13,600	84
Itausa – Investimentos Itau SA	42,330	73
Petroleo Brasileiro SA, Class A ADR[2]	37,900	129
Vale SA, Class B ADR	7,800	20

		678

South Korea — 0.1%
LG Chemical Ltd.	449	94

Total Preference Stock
(Cost $1,177) — 0.5%		772

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.040%**	14,071,586	14,072

Total Short-Term Investment
(Cost $14,072) — 9.2%		14,072

Total Investments — 104.7%
(Cost $169,694)‡		160,544

Liabilities in Excess of Other Assets — (4.7)%		(7,175)

Net Assets — 100.0%		$153,369

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2015.
1	Real Estate Investment Trust.
2	Non-income producing security.
3	Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of December 31, 2015 was $216 and represented 0.1% of net assets.

SCHEDULE OF INVESTMENTS (000) (continued)

December 31, 2015 (Unaudited)

4	Securities considered illiquid. The total market value of such securities as of December 31, 2015 was $216 and represented 0.1% of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

‡	At December 31, 2015, the tax basis cost of the Fund’s investments was $169,694 and the unrealized appreciation and depreciation were $4,274 and ($13,424), respectively.

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2015:

Investments in Securities	Level 1	Level 2†	Level 3††	Total
Common Stock
Australia	$—	$1,089	$—	$1,089
Belgium	—	821	—	821
Brazil	1,092	—	—	1,092
Canada	2,025	—	—	2,025
China	1,710	5,996	62	7,768
Czech Republic	—	120	—	120
France	—	17,070	—	17,070
Germany	—	5,602	—	5,602
India	863	465	—	1,328
Indonesia	—	296	—	296
Ireland	804	—	—	804
Japan	—	20,643	—	20,643
Malaysia	—	109	—	109
Mexico	1,359	—	—	1,359
Netherlands	—	9,273	—	9,273
Philippines	—	129	—	129
Poland	—	703	—	703
Qatar	—	166	—	166
Russia	24	1,072	—	1,096
South Africa	270	1,278	—	1,548
South Korea	16	6,016	—	6,032
Spain	—	2,490	—	2,490
Switzerland	—	18,348	—	18,348
Taiwan	596	2,836	—	3,432
Thailand	—	983	154	1,137
Turkey	—	1,185	—	1,185
United Arab Emirates	—	530	—	530
United Kingdom	—	34,027	—	34,027

Total Common Stock	8,759	131,247	216	140,222

Preferred Stock	—	3,945	—	3,945

Exchange Traded Fund	1,533	—	—	1,533

Preference Stock	678	94	—	772

Short-Term Investment	14,072	—	—	14,072

Total Investments in Securities	$25,042	$135,286	$216	$160,544

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading or due to “foreign line” securities using “local line” prices.

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2015 (Unaudited)

††	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the quarter ended December 31, 2015, there were no transfers between Level 1 and Level 2 investments in securities.

For the quarter ended December 31, 2015, there were three Level 3 securities because trading in their shares was suspended.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-1300

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 26, 2016

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: February 26, 2016